Borrowings and leases - Schedule of Borrowings Outstanding (Details) € in Millions, ¥ in Millions, kr in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 10,096					€ 10,571
Total current borrowings	1,300					1,336
€500 million 1.125% Notes 2024
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500
Borrowings, interest rate	1.125%	1.125%	1.125%	1.125%	1.125%
Total non-current borrowings	€ 0					498
Total current borrowings	500					0
€350 million 2.375% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 350
Borrowings, interest rate	2.375%	2.375%	2.375%	2.375%	2.375%
Total non-current borrowings	€ 349					349
€250 million 2.750% Notes 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 250
Borrowings, interest rate	2.75%	2.75%	2.75%	2.75%	2.75%
Total non-current borrowings	€ 245					240
€600 million 1.75% Notes 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 600
Borrowings, interest rate	1.75%	1.75%	1.75%	1.75%	1.75%
Total non-current borrowings	€ 588					580
€400 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 400
Borrowings, interest rate	1.50%	1.50%	1.50%	1.50%	1.50%
Total non-current borrowings	€ 381					370
€250 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 250
Borrowings, interest rate	1.50%	1.50%	1.50%	1.50%	1.50%
Total non-current borrowings	€ 258					259
€500 million 1.75% Notes 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500
Borrowings, interest rate	1.75%	1.75%	1.75%	1.75%	1.75%
Total non-current borrowings	€ 478					466
€750 million 0.20% Notes 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 750
Borrowings, interest rate	0.20%	0.20%	0.20%	0.20%	0.20%
Total non-current borrowings	€ 745					744
€500 million 1.125% Notes 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500
Borrowings, interest rate	1.125%	1.125%	1.125%	1.125%	1.125%
Total non-current borrowings	€ 496					495
€500 million 1.875% Notes 2030
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500
Borrowings, interest rate	1.875%	1.875%	1.875%	1.875%	1.875%
Total non-current borrowings	€ 482					472
€700 million 3.875% Notes 2030
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 700
Borrowings, interest rate	3.875%	3.875%	3.875%	3.875%	3.875%
Total non-current borrowings	€ 694					0
€500 million 0.70% Notes 2031
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500
Borrowings, interest rate	0.70%	0.70%	0.70%	0.70%	0.70%
Total non-current borrowings	€ 482					473
€800 million 0.00% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 800
Borrowings, interest rate	0.00%	0.00%	0.00%	0.00%	0.00%
Total non-current borrowings	€ 798					798
€700 million 0.50% Notes 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 700
Borrowings, interest rate	0.50%	0.50%	0.50%	0.50%	0.50%
Total non-current borrowings	€ 695					695
€1,000 million 0.875% Notes 2033
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,000
Borrowings, interest rate	0.875%	0.875%	0.875%	0.875%	0.875%
Total non-current borrowings	€ 991					991
€750 million 1.50% Notes 2041
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 750
Borrowings, interest rate	1.50%	1.50%	1.50%	1.50%	1.50%
Total non-current borrowings	€ 746					746
US$650 million 0.80% Notes 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 650
Borrowings, interest rate	0.80%	0.80%	0.80%	0.80%	0.80%
Total non-current borrowings	€ 0					608
Total current borrowings	€ 588					0
US$500 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 500
Borrowings, interest rate	1.50%	1.50%	1.50%	1.50%	1.50%
Total non-current borrowings	€ 451					466
A$100 million 3.50% Notes 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 100
Borrowings, interest rate	3.50%	3.50%	3.50%	3.50%	3.50%
Total non-current borrowings	€ 0					66
A$30 million 4.166% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 30
Borrowings, interest rate	4.166%	4.166%	4.166%	4.166%	4.166%
Total non-current borrowings	€ 19					21
A$20 million 4.25% Notes 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 20
Borrowings, interest rate	4.25%	4.25%	4.25%	4.25%	4.25%
Total non-current borrowings	€ 13					14
A$30 million 4.125% Notes 2026
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 30
Borrowings, interest rate	4.125%	4.125%	4.125%	4.125%	4.125%
Total non-current borrowings	€ 19					20
A$50 million 4.155% Notes 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 50
Borrowings, interest rate	4.155%	4.155%	4.155%	4.155%	4.155%
Total non-current borrowings	€ 33					35
A$133 million 2.45% Notes 2029
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 133
Borrowings, interest rate	2.45%	2.45%	2.45%	2.45%	2.45%
Total non-current borrowings	€ 83					86
A$50 million 4.20% Notes 2031
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 50
Borrowings, interest rate	4.20%	4.20%	4.20%	4.20%	4.20%
Total non-current borrowings	€ 34					36
A$187 million 4.20% Notes 2031
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 187
Borrowings, interest rate	4.20%	4.20%	4.20%	4.20%	4.20%
Total non-current borrowings	€ 128					135
A$13 million 4.20% Notes 2031
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 13
Borrowings, interest rate	4.20%	4.20%	4.20%	4.20%	4.20%
Total non-current borrowings	€ 9					9
NOK1 billion 3.04% Notes 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | kr				kr 1,000
Borrowings, interest rate	3.04%	3.04%	3.04%	3.04%	3.04%
Total non-current borrowings	€ 92					99
NOK750 million 2.75% Notes 2030
Disclosure of detailed information about borrowings [line items]
Notional amount | kr				kr 750
Borrowings, interest rate	2.75%	2.75%	2.75%	2.75%	2.75%
Total non-current borrowings	€ 68					73
US$50 million 2.6525% Notes 2030
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 50
Borrowings, interest rate	2.6525%	2.6525%	2.6525%	2.6525%	2.6525%
Total non-current borrowings	€ 45					47
JPY10 billion 4.15% Notes 2036
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥					¥ 10,000
Borrowings, interest rate	4.15%	4.15%	4.15%	4.15%	4.15%
Total non-current borrowings	€ 67					74
JPY12.3 billion 1.06% Notes 2037
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥					¥ 12,300
Borrowings, interest rate	1.06%	1.06%	1.06%	1.06%	1.06%
Total non-current borrowings	€ 65					71
Lease obligations
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	542					535
€350 million 2.625% Notes 2023
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 350
Borrowings, interest rate	2.625%	2.625%	2.625%	2.625%	2.625%
Total current borrowings	€ 0					350
US$850 million 0.50% Notes due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 850
Borrowings, interest rate	0.50%	0.50%	0.50%	0.50%	0.50%
Total current borrowings	€ 0					797
A$100 million 3.5% Notes 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 100
Borrowings, interest rate	3.50%	3.50%	3.50%	3.50%	3.50%
Total current borrowings	€ 62					0
US$25 million 4.34% Notes 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 25
Borrowings, interest rate	4.34%	4.34%	4.34%	4.34%	4.34%
Total current borrowings	€ 0					24
US$25 million 4.34% Notes 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 25
Borrowings, interest rate	4.34%	4.34%	4.34%	4.34%	4.34%
Total current borrowings	€ 0					24
Lease obligations
Disclosure of detailed information about borrowings [line items]
Total current borrowings	€ 150					€ 141